Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Inventories [Line Items]
Raw materials	$ 299	$ 295
Packaging and other materials	4	4
Growing leaves	1,321	1,257
Finished goods	655	313
Inventories, total	$ 2,279	$ 1,869